Related Party Transactions (Details) - Schedule of due from to related parties - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Due from related parties	$ 377,642	$ 546,128
Due to related parties	66,884	183,148
EMIT [Member]
Related Party Transaction [Line Items]
Due from related parties	226,421	152,367
Due to related parties	27,616	183,148
Beijing Bright [Member]
Related Party Transaction [Line Items]
Due from related parties	102,993	393,761
Beijing Unidevsoft [Member]
Related Party Transaction [Line Items]
Due from related parties	44,341
Fuson [Member]
Related Party Transaction [Line Items]
Due from related parties	3,887
UniDev [Member]
Related Party Transaction [Line Items]
Due to related parties	33,727
MCT [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 5,541